STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock	Stock Subscription Receivable from Stockholder	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2025		$ (10)	$ 10	$ (659)	$ (659)
Balance (in shares) at Dec. 31, 2025	100
Balance at Dec. 03, 2025	$ 0	0	0	0	0
Balance (in shares) at Dec. 03, 2025	0
Issuance of common stock		(10)	10
Stock Issued During Period, Shares, New Issues (in shares)	100
Net Loss				(659)	(659)
Balance at Dec. 31, 2025		$ (10)	$ 10	$ (659)	$ (659)
Balance (in shares) at Dec. 31, 2025	100